RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Schedule of Right-of-use Assets (Details) - USD ($)		3 Months Ended
	Feb. 02, 2023	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance		$ 89,663,139	$ 60,508,354
Additions	$ 3,306,755	293,436	39,880,488
Modifications		(4,960)	(2,428,089)
Depreciation expense		(2,670,022)	(9,118,583)
Foreign currency translation adjustment		(844,182)	820,969
Right-of-use assets, ending balance		86,437,411
Premises
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance		79,567,042	59,375,131
Additions		0	29,560,843
Modifications		0	(2,401,574)
Depreciation expense		(1,973,780)	(7,766,903)
Foreign currency translation adjustment		(822,277)	799,545
Right-of-use assets, ending balance		76,770,985
Rolling stock
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance		1,610,149	1,133,223
Additions		293,436	956,364
Modifications		(855)	(31,868)
Depreciation expense		(157,626)	(468,994)
Foreign currency translation adjustment		(21,905)	21,424
Right-of-use assets, ending balance		1,723,199
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance		8,485,948	0
Additions		0	9,363,281
Modifications		(4,105)	5,353
Depreciation expense		(538,616)	(882,686)
Foreign currency translation adjustment		0	$ 0
Right-of-use assets, ending balance		$ 7,943,227